Long-Term Debt (Details 2) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Maturities of long-term debt
2013	$ 6,223
2014	4,080
2015	260,174
2016	1,382
2017	804
Thereafter	426,351
Long-term debt current and noncurrent	$ 699,014	$ 671,097